Property and equipment (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment
Schedule of property and equipment

		Plant				Furniture	Capital
		and	Leasehold	Motor		and	work-in-
Cost	Land	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2020	$—	$586,360	$293,437	$36,998	$—	$—	$883,145	$1,799,940
Additions	—	53,808	493,136	14,214	10,427	4,887	—	576,472
Reclassifications	—	—	360,695	—	—	—	(360,695)	—
Foreign exchange movements	—	(50,157)	(57,574)	(3,589)	(303)	(192)	(58,197)	(170,012)
Balance, December 31, 2021	$—	$590,011	$1,089,694	$47,623	$10,124	$4,695	$464,253	$2,206,400
Acquisitions (note 4)	872,336	11,817,462	—	89,513	32,703	124,360	—	12,936,374
Additions	—	108,933	66,110	10,489	13,348	3,435	108,631	310,946
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(663,404)	(1,088,572)	(54,767)	(14,851)	(5,436)	(437,117)	(2,264,147)
Foreign exchange movements	12,901	282,219	(67,232)	(603)	1,115	2,181	(135,767)	94,814
Balance, December 31, 2022	$885,237	$12,135,221	$—	$92,255	$42,439	$129,235	$—	$13,284,387

		Plant				Furniture
		and	Leasehold	Motor		and	Capital work-in-
Accumulated depreciation	Land	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2020	$—	$123,710	$36,324	$13,874	$—	$—	$—	$173,908
Depreciation	—	63,785	78,352	11,208	1,245	483	—	155,073
Foreign exchange movements	—	(12,641)	(6,053)	(1,577)	(39)	(19)	—	(20,329)
Balance, December 31, 2021	$—	$174,854	$108,623	$23,505	$1,206	$464	$—	$308,652
Depreciation	—	972,872	—	27,883	22,942	13,490	—	1,037,187
Depreciation – Bophelo	—	32,549	49,538	6,577	20,832	463	—	109,959
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(195,441)	(149,161)	(28,357)	(2,877)	(876)	—	(376,712)
Foreign exchange movements	—	68,415	(9,000)	911	(15,759)	1,230	—	45,797
Balance, December 31, 2022	$—	$1,053,249	$—	$30,519	$26,344	$14,771	$—	$1,124,883

		Plant				Furniture	Capital
		and	Leasehold	Motor		and	work-in-
Net book value	Land	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2021	$—	$415,157	$981,071	$24,118	$8,918	$4,231	$464,253	$1,897,748
Balance, December 31, 2022	$885,237	$11,081,972	$—	$61,736	$16,095	$114,464	$—	$12,159,504

	Plant				Furniture	Capital
	and	Leasehold	Motor		and	work-in-
Cost	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2019	$449,044	$304,770	$38,427	$—	$—	$616,377	$1,408,618
Additions	172,369	—	—	—	—	266,768	439,137
Write-offs	(23,748)	—	—	—	—	—	(23,748)
Foreign exchange movements	(11,305)	(11,333)	(1,429)	—	—	—	(24,067)
Balance, December 31, 2020	$586,360	$293,437	$36,998	$—	$—	$883,145	$1,799,940
Additions	53,808	493,136	14,214	10,427	4,887	—	576,472
Reclassifications	—	360,695	—	—	—	(360,695)	—
Foreign exchange movements	(50,157)	(57,574)	(3,589)	(303)	(192)	(58,197)	(170,012)
Balance, December 31, 2021	$590,011	$1,089,694	$47,623	$10,124	$4,695	$464,253	$2,206,400

	Plant				Furniture
Accumulated	and	Leasehold	Motor		and	Capital work-in-
depreciation	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2019	$67,113	$22,489	$4,803	$—	$—	$—	$94,405
Depreciation	60,212	14,950	9,425	—	—	—	84,587
Foreign exchange movements	(3,615)	(1,115)	(354)	—	—	—	(5,084)
Balance, December 31, 2020	$123,710	$36,324	$13,874	$—	$—	$—	$173,908
Depreciation	63,785	78,352	11,208	1,245	483	—	155,073
Foreign exchange movements	(12,641)	(6,053)	(1,577)	(39)	(19)	—	(20,329)
Balance, December 31, 2021	$174,854	$108,623	$23,505	$1,206	$464	$—	$308,652

	Plant				Furniture	Capital
	and	Leasehold	Motor		and	work-in-
Net book value	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2020	$462,650	$257,113	$23,124	$—	$—	$883,145	$1,626,032
Balance, December 31, 2021	$415,157	$981,071	$24,118	$8,918	$4,231	$464,253	$1,897,748